Expenses by Nature - Schedule of Service Category (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Advisory and Transaction Services [Member]
Schedule of Service Category [Line Items]
Total revenues
Corporate Business Training Services [Member]
Schedule of Service Category [Line Items]
Total revenues	257,121	674,499
Corporate Consulting Services [Member]
Schedule of Service Category [Line Items]
Total revenues	724,268	72,162
Others [Member]
Schedule of Service Category [Line Items]
Total revenues